Vanguard S&P 500 Value Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (5.9%)
	AT&T Inc.	757,735	28,324
	Walt Disney Co.	82,177	12,456
	Comcast Corp. Class A	253,967	11,213
*	Charter Communications Inc. Class A	9,555	4,491
	Activision Blizzard Inc.	79,534	4,361
*	T-Mobile US Inc.	24,580	1,931
	Omnicom Group Inc.	22,559	1,793
*	Electronic Arts Inc.	15,890	1,605
	CenturyLink Inc.	101,805	1,475
	CBS Corp. Class B	33,953	1,371
*	Discovery Communications Inc.	36,013	1,099
	Interpublic Group of Cos. Inc.	40,216	901
	Viacom Inc. Class B	36,637	882
*	DISH Network Corp. Class A	24,997	854
	Fox Corp. Class A	19,856	710
	News Corp. Class A	43,383	559
*	Discovery Communications Inc. Class A	16,368	539
	Fox Corp. Class B	9,119	319
	News Corp. Class B	9,228	122
	TripAdvisor Inc.	3,574	101
*	DISH Network Corp. Class A Rights Exp. 12/09/2019	1,342	1
			75,107
Consumer Discretionary (7.2%)
	Home Depot Inc.	61,325	13,523
	Target Corp.	52,983	6,623
	NIKE Inc. Class B	63,627	5,949
	Starbucks Corp.	60,819	5,196
	Lowe's Cos. Inc.	43,217	5,070
	General Motors Co.	130,293	4,691
*	Booking Holdings Inc.	2,294	4,368
	Ford Motor Co.	406,412	3,682
	Marriott International Inc. Class A	17,006	2,387
*	Dollar Tree Inc.	24,536	2,244
	Royal Caribbean Cruises Ltd.	17,817	2,138
	Best Buy Co. Inc.	24,051	1,939
	DR Horton Inc.	34,894	1,931
	Ross Stores Inc.	16,259	1,888
	Carnival Corp.	41,520	1,872
	eBay Inc.	50,697	1,801
	Lennar Corp. Class A	29,205	1,742
	MGM Resorts International	54,064	1,727
	Genuine Parts Co.	15,151	1,581
	Wynn Resorts Ltd.	10,048	1,214
*	Norwegian Cruise Line Holdings Ltd.	22,371	1,200
*	LKQ Corp.	31,983	1,128
	PulteGroup Inc.	26,751	1,061
	Aptiv plc	10,375	974
	Las Vegas Sands Corp.	15,471	971

Whirlpool Corp.	6,596	944
* CarMax Inc.	9,457	920
BorgWarner Inc.	21,446	902
* Mohawk Industries Inc.	6,218	867
Tiffany & Co.	6,213	831
Kohl's Corp.	16,525	777
PVH Corp.	7,696	746
Leggett & Platt Inc.	13,605	712
Harley-Davidson Inc.	16,218	590
* Capri Holdings Ltd.	15,696	583
Ralph Lauren Corp. Class A	5,369	576
Hasbro Inc.	5,615	571
Expedia Group Inc.	5,498	559
Garmin Ltd.	5,691	556
* NVR Inc.	141	535
L Brands Inc.	24,076	461
Darden Restaurants Inc.	3,820	452
Advance Auto Parts Inc.	2,590	407
Gap Inc.	22,239	369
Newell Brands Inc.	18,987	365
Hanesbrands Inc.	20,929	315
Macy's Inc.	18,527	284
Tapestry Inc.	9,775	263
Nordstrom Inc.	5,635	215
H&R Block Inc.	7,886	192
* Under Armour Inc. Class A	6,808	129
* Under Armour Inc. Class C	6,984	121
Lennar Corp. Class B	363	17
		91,159
Consumer Staples (9.3%)
Walmart Inc.	147,478	17,563
Procter & Gamble Co.	114,187	13,938
Costco Wholesale Corp.	45,605	13,673
Coca-Cola Co.	191,564	10,229
Altria Group Inc.	193,723	9,628
Mondelez International Inc. Class A	149,550	7,857
PepsiCo Inc.	56,550	7,681
Philip Morris International Inc.	79,057	6,556
Walgreens Boots Alliance Inc.	78,671	4,689
General Mills Inc.	62,579	3,337
Tyson Foods Inc. Class A	30,557	2,747
Colgate-Palmolive Co.	38,259	2,595
Archer-Daniels-Midland Co.	57,760	2,480
Kroger Co.	82,835	2,265
Kimberly-Clark Corp.	16,420	2,239
Kraft Heinz Co.	64,518	1,968
Sysco Corp.	19,692	1,586
Conagra Brands Inc.	50,471	1,457
Estee Lauder Cos. Inc. Class A	7,344	1,435
JM Smucker Co.	11,836	1,244
Molson Coors Brewing Co. Class B	19,500	984
Hershey Co.	6,036	894
Campbell Soup Co.	17,467	813
Coty Inc. Class A	30,554	353
		118,211

Energy (6.1%)
Chevron Corp.	196,867	23,059
Exxon Mobil Corp.	193,058	13,153
Phillips 66	46,511	5,336
Schlumberger Ltd.	143,420	5,192
EOG Resources Inc.	60,179	4,267
Marathon Petroleum Corp.	68,266	4,140
Valero Energy Corp.	42,973	4,103
Kinder Morgan Inc.	201,887	3,959
Williams Cos. Inc.	125,682	2,855
Pioneer Natural Resources Co.	17,331	2,215
Halliburton Co.	90,837	1,907
Baker Hughes Co. Class A	67,326	1,509
ONEOK Inc.	18,421	1,309
Noble Energy Inc.	49,642	1,030
National Oilwell Varco Inc.	40,074	904
TechnipFMC plc	43,446	818
Hess Corp.	12,096	751
Concho Resources Inc.	9,367	680
Helmerich & Payne Inc.	11,333	448
Cimarex Energy Co.	4,649	214
Cabot Oil & Gas Corp.	13,400	214
		78,063
Financials (21.7%)
JPMorgan Chase & Co.	331,584	43,690
Bank of America Corp.	868,748	28,947
* Berkshire Hathaway Inc. Class B	105,739	23,294
Wells Fargo & Co.	415,799	22,644
Citigroup Inc.	234,266	17,598
CME Group Inc.	37,134	7,528
Goldman Sachs Group Inc.	33,556	7,428
Chubb Ltd.	47,260	7,159
PNC Financial Services Group Inc.	46,178	7,075
Morgan Stanley	130,251	6,445
BlackRock Inc.	12,179	6,028
Capital One Financial Corp.	48,770	4,878
American International Group Inc.	90,205	4,750
Bank of New York Mellon Corp.	88,954	4,356
BB&T Corp.	79,457	4,348
American Express Co.	35,272	4,237
Aflac Inc.	76,780	4,211
MetLife Inc.	82,550	4,120
Prudential Financial Inc.	41,688	3,903
Allstate Corp.	34,138	3,801
Travelers Cos. Inc.	27,003	3,692
SunTrust Banks Inc.	46,039	3,261
State Street Corp.	38,633	2,901
Charles Schwab Corp.	57,903	2,866
Willis Towers Watson plc	13,373	2,627
Synchrony Financial	63,288	2,368
Hartford Financial Services Group Inc.	37,496	2,320
Fifth Third Bancorp	75,756	2,287
M&T Bank Corp.	13,864	2,284
Marsh & McLennan Cos. Inc.	19,425	2,099
Progressive Corp.	28,494	2,081
KeyCorp	104,045	2,017
Moody's Corp.	8,604	1,950

Aon plc	9,049	1,842
Citizens Financial Group Inc.	46,365	1,783
Regions Financial Corp.	103,478	1,722
Huntington Bancshares Inc.	107,642	1,603
T. Rowe Price Group Inc.	12,217	1,510
Principal Financial Group Inc.	26,893	1,482
Loews Corp.	26,977	1,373
Lincoln National Corp.	20,770	1,226
Raymond James Financial Inc.	12,823	1,152
Everest Re Group Ltd.	4,227	1,147
Northern Trust Corp.	10,480	1,124
Ameriprise Financial Inc.	6,250	1,024
Discover Financial Services	11,564	981
Zions Bancorp NA	18,374	915
Cincinnati Financial Corp.	8,206	878
Assurant Inc.	6,348	843
Franklin Resources Inc.	29,195	803
People's United Financial Inc.	45,893	757
Invesco Ltd.	39,870	700
Unum Group	21,591	664
Arthur J Gallagher & Co.	6,352	592
Globe Life Inc.	5,734	589
Comerica Inc.	8,345	588
Affiliated Managers Group Inc.	5,238	447
E*TRADE Financial Corp.	9,653	428
Nasdaq Inc.	3,600	377
		275,743
Health Care (11.0%)
UnitedHealth Group Inc.	98,277	27,505
Johnson & Johnson	112,209	15,428
CVS Health Corp.	134,864	10,151
Gilead Sciences Inc.	131,332	8,831
Anthem Inc.	26,528	7,658
Bristol-Myers Squibb Co.	119,155	6,785
AbbVie Inc.	73,592	6,456
Allergan plc	34,015	6,291
Amgen Inc.	21,143	4,963
^ Danaher Corp.	29,128	4,252
Cigna Corp.	16,839	3,366
Stryker Corp.	13,642	2,795
McKesson Corp.	19,173	2,773
Zoetis Inc.	22,283	2,686
Becton Dickinson and Co.	10,357	2,677
* Biogen Inc.	8,797	2,637
* Centene Corp.	42,892	2,594
Baxter International Inc.	30,179	2,474
* Laboratory Corp. of America Holdings	10,130	1,745
Cardinal Health Inc.	30,917	1,701
Quest Diagnostics Inc.	13,968	1,488
AmerisourceBergen Corp. Class A	15,774	1,387
Dentsply Sirona Inc.	23,253	1,315
* Regeneron Pharmaceuticals Inc.	3,398	1,254
Agilent Technologies Inc.	15,084	1,218
* Align Technology Inc.	3,698	1,026
* Mylan NV	53,569	1,006
Cooper Cos. Inc.	2,925	916
* Incyte Corp.	9,640	908

* IQVIA Holdings Inc.	5,092	743
Perrigo Co. plc	14,079	721
* Mettler-Toledo International Inc.	919	661
* Hologic Inc.	12,458	639
* Waters Corp.	2,770	615
* Henry Schein Inc.	8,435	581
PerkinElmer Inc.	5,520	513
Universal Health Services Inc. Class B	3,624	505
* Bristol Meyers Squibb CVR Exp. 12/31/2020	38,668	83
* Nektar Therapeutics Class A	44	1
		139,348
Industrials (10.1%)
General Electric Co.	904,999	10,199
Caterpillar Inc.	58,343	8,444
Honeywell International Inc.	37,310	6,662
United Technologies Corp.	43,738	6,488
Northrop Grumman Corp.	16,315	5,739
Deere & Co.	32,653	5,487
3M Co.	29,236	4,963
Emerson Electric Co.	63,787	4,711
General Dynamics Corp.	24,263	4,410
United Parcel Service Inc. Class B	36,211	4,336
Lockheed Martin Corp.	10,308	4,031
Raytheon Co.	16,461	3,579
Johnson Controls International plc	82,528	3,535
Delta Air Lines Inc.	60,008	3,439
Illinois Tool Works Inc.	18,316	3,193
Cummins Inc.	16,366	2,993
PACCAR Inc.	35,922	2,923
Southwest Airlines Co.	50,162	2,891
Parker-Hannifin Corp.	13,319	2,648
Stanley Black & Decker Inc.	15,735	2,482
L3Harris Technologies Inc.	11,113	2,235
Fortive Corp.	30,622	2,210
FedEx Corp.	13,688	2,191
* United Airlines Holdings Inc.	22,910	2,126
Eaton Corp. plc	22,649	2,095
Dover Corp.	15,082	1,681
Norfolk Southern Corp.	8,467	1,638
Jacobs Engineering Group Inc.	14,056	1,294
Arconic Inc.	40,194	1,244
Rockwell Automation Inc.	6,074	1,190
American Airlines Group Inc.	41,120	1,182
Republic Services Inc. Class A	12,524	1,110
Textron Inc.	23,885	1,105
CH Robinson Worldwide Inc.	14,053	1,080
Huntington Ingalls Industries Inc.	4,287	1,079
Snap-on Inc.	5,734	920
Fortune Brands Home & Security Inc.	14,484	916
Kansas City Southern	5,832	889
Alaska Air Group Inc.	12,802	884
Westinghouse Air Brake Technologies Corp.	10,180	800
Verisk Analytics Inc. Class A	5,250	774
Pentair plc	17,392	771
Masco Corp.	15,875	739
Nielsen Holdings plc	36,812	720
AO Smith Corp.	14,322	693

Equifax Inc.	4,881	682
Quanta Services Inc.	14,719	613
* Copart Inc.	6,677	594
* United Rentals Inc.	3,753	574
Allegion plc	4,749	570
Robert Half International Inc.	6,600	384
JB Hunt Transport Services Inc.	2,927	339
Flowserve Corp.	6,414	312
		128,787
Information Technology (17.5%)
Apple Inc.	440,524	117,730
International Business Machines Corp.	91,863	12,351
Intel Corp.	151,604	8,801
Accenture plc Class A	35,674	7,176
NVIDIA Corp.	29,683	6,434
Oracle Corp.	114,144	6,408
Applied Materials Inc.	95,793	5,546
* Micron Technology Inc.	114,465	5,438
QUALCOMM Inc.	56,876	4,752
Lam Research Corp.	14,987	3,999
Texas Instruments Inc.	32,921	3,958
Cognizant Technology Solutions Corp. Class A	57,267	3,671
TE Connectivity Ltd.	34,837	3,230
HP Inc.	153,690	3,086
Corning Inc.	80,988	2,352
Hewlett Packard Enterprise Co.	135,401	2,143
Analog Devices Inc.	17,623	1,991
Amphenol Corp. Class A	19,125	1,989
* ServiceNow Inc.	6,972	1,973
Western Digital Corp.	30,695	1,545
NortonLifeLock Inc.	58,971	1,468
* Qorvo Inc.	12,221	1,274
KLA Corp.	7,435	1,218
CDW Corp.	8,709	1,176
Microchip Technology Inc.	12,103	1,144
* FleetCor Technologies Inc.	3,597	1,104
Paychex Inc.	12,610	1,086
DXC Technology Co.	27,204	1,016
* Synopsys Inc.	6,708	946
Juniper Networks Inc.	35,923	900
* Cadence Design Systems Inc.	11,934	838
Xerox Holdings Corp.	19,698	767
FLIR Systems Inc.	14,034	752
Western Union Co.	25,445	684
Skyworks Solutions Inc.	6,932	681
Maxim Integrated Products Inc.	11,232	637
Jack Henry & Associates Inc.	4,149	630
Seagate Technology plc	8,821	527
* IPG Photonics Corp.	3,694	525
		221,946
Materials (3.2%)
DuPont de Nemours Inc.	77,311	5,010
Dow Inc.	77,071	4,113
Linde plc	18,502	3,815
Newmont Goldcorp Corp.	85,019	3,265
LyondellBasell Industries NV Class A	26,774	2,478

Corteva Inc.	77,661	2,021
International Paper Co.	40,736	1,888
Sherwin-Williams Co.	3,236	1,887
Nucor Corp.	31,434	1,772
PPG Industries Inc.	13,236	1,705
International Flavors & Fragrances Inc.	11,075	1,564
Packaging Corp. of America	9,825	1,099
Westrock Co.	26,707	1,077
Vulcan Materials Co.	7,138	1,013
Freeport-McMoRan Inc.	82,874	943
Amcor plc	86,046	883
Celanese Corp. Class A	6,023	756
Ball Corp.	11,336	749
Martin Marietta Materials Inc.	2,783	747
FMC Corp.	7,562	741
Albemarle Corp.	10,972	717
Avery Dennison Corp.	4,802	626
Sealed Air Corp.	15,999	604
CF Industries Holdings Inc.	12,878	595
Eastman Chemical Co.	6,546	513
Mosaic Co.	19,516	372
		40,953
Real Estate (2.8%)
Prologis Inc.	65,442	5,991
Crown Castle International Corp.	25,433	3,399
Weyerhaeuser Co.	77,245	2,279
Ventas Inc.	38,634	2,253
Equinix Inc.	3,519	1,995
* CBRE Group Inc. Class A	34,873	1,988
Alexandria Real Estate Equities Inc.	11,757	1,911
Simon Property Group Inc.	10,540	1,594
SBA Communications Corp. Class A	4,930	1,166
Digital Realty Trust Inc.	9,514	1,151
AvalonBay Communities Inc.	4,637	994
Equity Residential	11,582	986
Boston Properties Inc.	6,996	969
Iron Mountain Inc.	29,808	957
Kimco Realty Corp.	43,570	942
SL Green Realty Corp.	8,539	729
Mid-America Apartment Communities Inc.	5,199	708
Host Hotels & Resorts Inc.	40,034	700
Realty Income Corp.	8,931	684
UDR Inc.	13,696	658
Regency Centers Corp.	9,514	619
Essex Property Trust Inc.	1,769	552
Vornado Realty Trust	8,031	519
Federal Realty Investment Trust	3,754	496
Extra Space Storage Inc.	4,529	480
Duke Realty Corp.	12,370	435
Macerich Co.	11,469	309
		35,464
Utilities (4.9%)
Southern Co.	108,391	6,719
Duke Energy Corp.	75,563	6,662
American Electric Power Co. Inc.	51,210	4,678
Exelon Corp.	100,756	4,474

Sempra Energy			28,471	4,193
Dominion Energy Inc.			45,170	3,754
Public Service Enterprise Group Inc.			52,439	3,110
Consolidated Edison Inc.			34,445	2,993
FirstEnergy Corp.			55,997	2,671
Edison International			37,134	2,566
PPL Corp.			74,902	2,549
Entergy Corp.			20,616	2,399
DTE Energy Co.			19,010	2,375
Xcel Energy Inc.			29,906	1,839
Evergy Inc.			24,422	1,545
WEC Energy Group Inc.			17,008	1,508
AES Corp.			68,879	1,303
CenterPoint Energy Inc.			52,088	1,279
Eversource Energy			15,107	1,248
NiSource Inc.			38,539	1,019
American Water Works Co. Inc.			6,921	838
CMS Energy Corp.			12,881	790
Alliant Energy Corp.			10,583	561
Atmos Energy Corp.			5,015	536
				61,609
Total Common Stocks (Cost $1,076,592)				1,266,390
	Coupon
Temporary Cash Investments (0.1%)1
Money Market Fund (0.1%)
2,3 Vanguard Market Liquidity Fund	1.841%		5,689	569

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.669%	1/9/20	160	160
Total Temporary Cash Investments (Cost $729)				729
Total Investments (99.8%) (Cost $1,077,321)				1,267,119
Other Assets and Liabilities-Net (0.2%)3				2,545
Net Assets (100%)				1,269,664
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $95,000 was received for securities on loan.
4 Securities with a value of $129,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.

S&P 500 Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	19	2,987	52

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

S&P 500 Value Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,266,390	—	—
Temporary Cash Investments	569	160	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	1,266,949	160	—
1 Represents variation margin on the last day of the reporting period.